Investment in Trusts	12 Months Ended
Mar. 31, 2024
Investment in Trusts [Abstract]
Investment in trusts

9. Investment in trusts

The Company invested in Grayscale Bitcoin Trust (“GBTC”). As of March 31, 2023, the Company held 166,413 unit of shares in GBTC. The fair value of investment in GBTC is made reference to the market price of GBTC of US$16.36 as of March 31, 2023. During the year, U.S. Securities and Exchange Commission approved GBTC operate as Exchange-Trade Fund and classified as financial assets at fair value through profit or loss.